UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of April 30, 2016 (Unaudited)

Deutsche Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 99.4%
Consumer Discretionary 20.7%
Internet & Catalog Retail 2.6%
Amazon.com, Inc.*	8,283	5,463,384
Media 3.5%
Walt Disney Co.	72,246	7,460,122
Specialty Retail 9.6%
Advance Auto Parts, Inc.	18,553	2,896,123
Home Depot, Inc.	70,018	9,374,710
L Brands, Inc.	49,236	3,854,687
O'Reilly Automotive, Inc.*	16,422	4,313,731
		20,439,251
Textiles, Apparel & Luxury Goods 5.0%
NIKE, Inc. "B"	75,316	4,439,125
VF Corp.	97,330	6,136,656
		10,575,781
Consumer Staples 11.6%
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	28,577	4,233,111
Rite Aid Corp.*	365,345	2,941,027
		7,174,138
Food Products 6.6%
Mead Johnson Nutrition Co.	45,495	3,964,889
Mondelez International, Inc. "A"	107,884	4,634,697
The WhiteWave Foods Co.*	132,201	5,315,802
		13,915,388
Personal Products 1.6%
Estee Lauder Companies, Inc. "A"	36,077	3,458,702
Energy 1.1%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	45,814	2,417,147
Financials 5.1%
Banks 2.8%
U.S. Bancorp.	138,304	5,904,198
Real Estate Investment Trusts 2.3%
Digital Realty Trust, Inc. (REIT)	56,570	4,977,028
Health Care 17.8%
Biotechnology 5.8%
Celgene Corp.*	78,032	8,069,289
Medivation, Inc.*	73,773	4,264,080
		12,333,369
Health Care Providers & Services 4.0%
Cigna Corp.	28,036	3,884,107
McKesson Corp.	27,785	4,662,879
		8,546,986
Life Sciences Tools & Services 2.9%
Thermo Fisher Scientific, Inc.	42,625	6,148,656
Pharmaceuticals 5.1%
Allergan PLC*	27,787	6,017,553
Shire PLC (ADR) (a)	25,289	4,739,664
		10,757,217
Industrials 11.4%
Aerospace & Defense 2.3%
Boeing Co.	36,995	4,986,926
Electrical Equipment 4.5%
Acuity Brands, Inc.	20,229	4,933,651
AMETEK, Inc.	95,515	4,593,316
		9,526,967
Industrial Conglomerates 2.3%
Roper Technologies, Inc.	28,072	4,943,198
Road & Rail 2.3%
Norfolk Southern Corp.	53,361	4,808,360
Information Technology 25.9%
Internet Software & Services 6.4%
Alphabet, Inc. "A"*	14,646	10,367,610
Alphabet, Inc. "C"*	4,568	3,165,670
		13,533,280
IT Services 6.6%
Fidelity National Information Services, Inc.	63,286	4,164,219
Visa, Inc. "A"	126,321	9,757,034
		13,921,253
Semiconductors & Semiconductor Equipment 3.2%
Broadcom Ltd.	26,380	3,844,885
NXP Semiconductors NV*	34,703	2,959,472
		6,804,357
Software 4.4%
Adobe Systems, Inc.*	38,613	3,638,117
Microsoft Corp.	115,051	5,737,593
		9,375,710
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	119,806	11,230,614
Materials 3.7%
Construction Materials 2.1%
Vulcan Materials Co.	40,772	4,388,291
Containers & Packaging 1.6%
Sealed Air Corp.	74,081	3,508,476
Telecommunication Services 1.7%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	89,009	3,496,274
Utilities 0.4%
Water Utilities
American Water Works Co., Inc.	11,800	858,568
Total Common Stocks (Cost $177,591,458)		210,953,641
Securities Lending Collateral 2.2%
Daily Assets Fund "Capital Shares", 0.49% (b) (c) (Cost $4,625,401)	4,625,401	4,625,401
Cash Equivalents 0.7%
Central Cash Management Fund, 0.37% (b) (Cost $1,572,551)	1,572,551	1,572,551
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $183,789,410) †	102.3	217,151,593
Other Assets and Liabilities, Net	(2.3)	(4,927,507)
Net Assets	100.0	212,224,086

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $184,074,305. At April 30, 2016, net unrealized appreciation for all securities based on tax cost was $33,077,288. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,405,671 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,328,383.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2016 amounted to $4,692,247, which is 2.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$210,953,641	$—	$—	$210,953,641
Short-Term Investments (d)	6,197,952	—	—	6,197,952
Total	$217,151,593	$—	$—	$217,151,593

There have been no transfers between fair value measurement levels during the period ended April 30, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Focus Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 22, 2016